UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                    Form 13F


                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011


Check here if Amendment [ ]; Amendment Number: n/a
                                               ---

This Amendment (check only one): [ ] is a restatement
                               : [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name: Charlemagne Capital (IOM) Limited

Address:  St. Mary's Court, 20 Hill Street, Douglas,
          Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11145
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Jane Bates
Title:  Managing Director
Phone:  +44 1624 640200

Signature, Place and Date of Signing:

/s/ Jane Bates             British Isles          May 12, 2011
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(Signature)                (City, State)          (Date)

Report Type (Check only one)
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[ ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[x] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1.     028-11574     Charlemagne Capital Limited